Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
11.	Related party transactions

Due to related party

Due to a related party consists of the following:

		As of December 31,
		2020	2021
Name	Related party relationship	USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$1,437,661	$161,020
Total due to a related party		$1,437,661	$161,020

As of December 31, 2021 and 2020, the balance due to a related party in the amount of $ 161,020 and $1,437,661, respectively, was loan advance from the Company’s controlling shareholder and was used as working capital during the Company’s normal course of business.